Long-term Debt - agreement information (Details) - USD ($) $ in Thousands	Jul. 31, 2014	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt
Amount outstanding			$ 241,437
Accrued interest			161	$ 50
Maturities of long term debt
2018			2,568
2019			2,568
2020			243,393
Term Loan			248,529	251,098
Accounts payable and accrued expenses
Long-term Debt
Accrued interest			$ 200	$ 100
Credit Agreement
Maturities of long term debt
Weighted average interest rate			7.30%	7.00%
Term Loan
Long-term Debt
Face amount	$ 275,000
Amount outstanding			$ 248,500	$ 251,100
Revolving Loans
Long-term Debt
Maximum borrowing capacity	50,000	$ 50,000	50,000
Amount outstanding		0	0	0
Accrued interest		0	200
Maturities of long term debt
Total leverage financial covenant draw limit	15,000
Potential cap on availability	15,000
Letters of credit
Long-term Debt
Maximum borrowing capacity	$ 10,000
Amount outstanding		$ 0	$ 0	$ 0